Other Operating Expenses (Income) by nature (Details) - USD ($) $ in Thousands		12 Months Ended
	May 27, 2020	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses (income) by nature
Employees and directors benefit expenses		$ 4,603	$ 3,079
Professional fees		1,691	1,736
Rent, insurance and office expenses		866	337
Investors relations and promotional expenses		771	154
Public company expenses		522	116
Other expenses		55	28
Change in fair value of gold prepay loan		690	(5,454)
Share of income of associate		(373)	0
Listing expenses	$ 23,492	0	23,492
Total other operating expenses		8,825	23,488
(a) Employee benefit expenses comprise the following:
Salaries and wages		2,236	337
Share-based compensation		2,367	2,742
Total employees and directors benefit expenses		$ 4,603	$ 3,079